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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2000

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

                             Select Advisors, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

1755 Creekside Oaks Drive, Suite 290, Sacramento,           CA             95833
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-06232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

David L. Ruff              Chief Investment Officer                 916-561-2434
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                                 /s/ DAVID L. RUFF
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                           Sacramento, CA     July 1, 2000
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       ____________

Form 13F Information Table Entry Total:  ____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-                                  6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN Amro Hldg NV ADR           COM              000937102     2917   115250 SH       SOLE                                     115250
Aegon NV ADR                   COM              007924103     2936    30739 SH       SOLE                                      30739
American Exp Corp              COM              025816109     3917    23560 SH       SOLE                                      23560
Apple Computer Inc             COM              037833100      238     2315 SH       SOLE                                       2315
Applied Material               COM              038222105      255     2015 SH       SOLE                                       2015
Bank of New York Inc           COM              064057102     3179    79487 SH       SOLE                                      79487
Biogen Inc                     COM              090597105      232     2750 SH       SOLE                                       2750
Bristol Myers Squibb           COM              110122108     2798    43585 SH       SOLE                                      43585
Carnival Corp                  COM              143658102     3114    65126 SH       SOLE                                      65126
Cisco Systems Inc              COM              17275R102     5425    50638 SH       SOLE                                      50638
Citigroup                      COM              172967101     3865    69405 SH       SOLE                                      69405
Costco Co Inc                  COM              22160Q102     3489    38240 SH       SOLE                                      38240
Dell Computer Corp             COM              247025109     3691    72372 SH       SOLE                                      72372
Estee Lauder                   COM              518439104     3336    66135 SH       SOLE                                      66135
Exxon Mobil Corp               COM              30231G102     2942    36523 SH       SOLE                                      36523
Gillette Corp                  COM              375766102     2214    53762 SH       SOLE                                      53762
Industrial Sector SPDR         COM              81369Y704     2554    86264 SH       SOLE                                      86264
Intel Corp                     COM              458140100     3674    44636 SH       SOLE                                      44636
MCI Worldcom                   COM              55268B106     1886    35538 SH       SOLE                                      35538
Merck & Co Inc                 COM              589331107     2507    37306 SH       SOLE                                      37306
Mercury Interactive Corp       COM              589405109      236     2185 SH       SOLE                                       2185
Merrill Lynch Company Inc      COM              590188108     2985    35831 SH       SOLE                                      35831
Microsoft Corp                 COM              594918104     5549    47525 SH       SOLE                                      47525
Nokia Corp Adr                 COM              654902204     5654    29590 SH       SOLE                                      29590
Pfizer Inc                     COM              717081103     2434    75046 SH       SOLE                                      75046
Procter & Gamble               COM              742718109     3276    29898 SH       SOLE                                      29898
S & P Mid Cap 400 Dep Rcpts    COM              595635103      607     7485 SH       SOLE                                       7485
Safeway                        COM              786514208      363    10145 SH       SOLE                                      10145
Schering-Plough                COM              806605101     2164    51069 SH       SOLE                                      51069
Sony Corp Adr                  COM              835699307     6453    22662 SH       SOLE                                      22662
Sp Dep Rec Unit Ser 1          COM              78462F103     1709    11636 SH       SOLE                                      11636
Sprint Corp                    COM              852061100     1325    19685 SH       SOLE                                      19685
Time Warner Inc                COM              887315109     3102    42903 SH       SOLE                                      42903
Varco International            COM              922126107      169    16570 SH       SOLE                                      16570
Visx Intl                      COM              92844S105      234     4520 SH       SOLE                                       4520
Vivendi                        COM              92851S105     2946   163935 SH       SOLE                                     163935
Vodafone Grp Plc Adr           COM              92857T107     3817    77105 SH       SOLE                                      77105
WEBS Index Fd Inc Germany      COM              92923H608      783    29335 SH       SOLE                                      29335
Wal Mart Stores                COM              931142103     4623    66883 SH       SOLE                                      66883